Shareholder Fees {- Fidelity International Real Estate Fund}	Sep. 29, 2022 USD ($)
07.31 Fidelity International Real Estate Fund Retail PRO-09 | Fidelity International Real Estate Fund
Shareholder Fees:
(fees paid directly from your investment)	none